Fair Value Of Financial Instruments And Concentration Of Credit Risk (Schedule Of Carrying Value And Fair Value Of Financial Instruments) (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Level 2 USD ($)	Mar. 31, 2012 Level 2 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables-net, Carrying Value		¥ 261,950		¥ 203,861
Long-term trade accounts receivable, Carrying Value		59,669		57,283
Long-term debt, Carrying Value		(337,435)		(288,272)
Financing receivable, fair value	262,613		205,638		262,613	205,638
Long term accounts receivable, fair value	63,538		60,583		63,538	60,583
Long term debt, fair value	$ (338,474)		$ (288,038)		$ (338,474)	$ (288,038)